Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
United States federal statutory rate	35.00%	35.00%	35.00%
Provision for income taxes at United States federal statutory rate of 35%	$ 196.3	$ 96.2	$ 53.9
State and local income taxes, net of federal income tax benefit	1.4	(0.9)	0.7
Taxes on foreign income which differ from the United States statutory rate	(31.8)	(4.0)	16.4
Tax effect of permanent differences	(13.5)	(10.2)	20.7
Change in valuation allowance	(150.7)	0.7	(38.8)
Change in tax contingency reserves	23.1	21.7	3.3
Other	(0.2)	0.9	1.5
Income tax provision	$ 24.6	$ 104.4	$ 57.7